SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 117,012	$ 2,676	$ 1,458
Restricted cash in other noncurrent assets	2,411	1,387	252
Cash, cash equivalents and restricted cash	$ 119,423	$ 4,063	$ 1,710	$ 2,469